Note 23 - Other Reserves (Details Textual)		12 Months Ended
	Mar. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 AUD ($) $ / shares shares
Statement Line Items [Line Items]
Convertible securities, conversion price | $ / shares		$ 10.20
Number of convertible preference shares outstanding | shares		2,473,367	2,473,367
Convertible preference, shares, face value, price per share | $ / shares			$ 3
Convertible preference shares, value, face value and accrued dividends			$ 10,515,382
Number of Instruments, Convertible Loan Notes Outstanding | shares		2,473,367	2,473,367
Convertible loan notes, shares, face value, price per share | $ / shares			$ 7
Convertible loan notes, value, face value and accrued dividends			$ 23,806,189
Equity Instruments, Quarterly Interest Rate		7.00%
Number of share options outstanding in share-based payment arrangement at end of period		828,000	828,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period		$ 8.70
Purchase of Treasury Shares, Shares | shares	129,805
Treasury Shares, Shares Repurchased, Price Per Share | $ / shares	$ 4.50
Treasury shares	$ 591,911
Treasury shares issued | shares		75,805
Expense from share-based payment transactions with employees		$ 85,660
Increase (decrease) through treasury share transactions, equity		$ (260,011)